Contingencies - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Dec. 11, 2017 USD ($)	Dec. 11, 2017 MXN ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 MXN ($)	Dec. 31, 2017 USD ($) T	Dec. 31, 2017 MXN ($) T	Dec. 31, 2012 USD ($) Employees	Dec. 31, 2012 MXN ($) Employees	Dec. 31, 2011 Employees	Dec. 31, 2017 MXN ($)	Dec. 31, 2016	Sep. 30, 2016 USD ($)	Sep. 30, 2016 MXN ($)	Sep. 30, 2016 EUR (€)	Dec. 31, 2015	Jun. 30, 2010 USD ($)	Jun. 30, 2010 MXN ($)
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities																$ 100	$ 1,976
Fine payable by S.L.U.												$ 7	$ 138	€ 6
Development levy on clay					$ 18					$ 357
Number of former employees | Employees							25	25	25
Amount of damages and interest identified							$ 66	$ 1,297
Damages sought value			$ 80	$ 1,564
Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					23.5866					23.5866	21.7945				18.7181
Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					26.5361					26.5361	25.5361				25.4130
Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					0.0066					0.0066	0.0069				0.0055
United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					$ 178					$ 3,493
Environmental remediation, description					Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which was accepted by the regulator as being up to 60 years from the date of closure	Expenditure was assessed and quantified over the period in which the sites have the potential to cause environmental harm, which was accepted by the regulator as being up to 60 years from the date of closure
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities					$ 30					$ 586
Superintendencia de Industria y Comercio [member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed	$ 25	$ 491
CEMEX Polska [Member]
Disclosure of Commitments and Contingencies [Line Items]
Fine imposed					$ 27	$ 531
Parent [member] | Polish Zloty [Member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					3,470,000					3,470,000
Parent [member] | Euro [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					830,000					830,000
Parent [member] | Pounds [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					740,000					740,000
Parent [member] | Colombian Peso [member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					2,984,000,000					2,984,000,000
Parent [member] | Israelite Shekel [Member]
Disclosure of Commitments and Contingencies [Line Items]
Official closing exchange rates					3,470,000					3,470,000
Top of range [member]
Disclosure of Commitments and Contingencies [Line Items]
Incrementing production up on environmental permit needs modifications | T					950,000	950,000